UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

BlackRock Principal Protected Trust (formerly Merrill Lynch Principal Protected Trust on behalf of its series, BlackRock Basic Value Principal Protected Fund)

P.O. Box 9011
Princeton, NJ 08543-9011

2. The name of each series or class of securities for which this Form is filed:
     BlackRock Basic Value Principal Protected Fund, a series of Blackrock Principal Protected Trust.
This Form is being filed for all classes of shares of the BlackRock Basic Value Principal Protected Fund.

3. Investment Company Act File Number: 811-21162
   Securities Act File Number:  333-92404

4(a). Last day of fiscal year for which this Form is filed: June 30, 2006

4(b). [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                 $6,895,218

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal  year:                  $51,063,310

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending
      no earlier than October 11, 1995 that were not
      previously used to reduce registration fees
      payable to the Commission:                          $130,380,087

(iv) Total available redemption credits [add Items
     5(ii) and 5(iii)]:                                     79,316,777


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(v)  Net sales - if Item 5(i)is greater than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:                  0

(vi) Redemption credits available for use in future
     years - if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:                  72,421,559

(vii) Multiplier for determining registration fee
      (See Instruction C.9)                                 x 0.0000307

(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):           0

6.   Prepaid Shares

If the response to Item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before October
11, 1997, then report the amount of securities
(number of shares or other units) deducted here:            0

If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the issuer
in future fiscal years, then state that number here:        0

7.  Interest  due

If this Form is being filed more than 90 days after
the end of the issuer's fiscal year (see Instruction D):    $0

8. Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus line 7]        $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

                               Method of Delivery:

                                           [ ] Wire Transfer

                                           [ ] Mail or other means



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                                   SIGNATURES*

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                     By:    /s/ Donald C. Burke
                                            -------------------------------
                                            Name:  Donald C. Burke
                                            Title: Vice President & Treasurer

Date:  September 27, 2007

* Please print the name and title of the signing officer below the signature.